PSF MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 97.0%
Common Stocks
Aerospace & Defense — 0.5%
HEICO Corp. (Class A Stock)(a)	15,009	$1,903,591
Airlines — 1.1%
Delta Air Lines, Inc.*	108,445	4,291,169
Banks — 2.5%
East West Bancorp, Inc.	32,062	2,533,539
First Republic Bank	14,026	2,273,615
Signature Bank	7,991	2,345,278
SVB Financial Group*	3,617	2,023,531
		9,175,963
Beverages — 1.2%
Constellation Brands, Inc. (Class A Stock)	19,415	4,471,663
Biotechnology — 5.9%
Agios Pharmaceuticals, Inc.*(a)	49,974	1,454,743
Alnylam Pharmaceuticals, Inc.*	27,213	4,443,611
Exact Sciences Corp.*(a)	45,867	3,207,020
Exelixis, Inc.*	106,997	2,425,622
Horizon Therapeutics PLC*	51,332	5,400,640
Natera, Inc.*	35,148	1,429,821
Neurocrine Biosciences, Inc.*	22,288	2,089,500
Seagen, Inc.*	9,318	1,342,258
		21,793,215
Building Products — 2.4%
Advanced Drainage Systems, Inc.	15,625	1,856,406
Trane Technologies PLC	39,519	6,034,552
Trex Co., Inc.*(a)	13,964	912,268
		8,803,226
Capital Markets — 6.4%
Affiliated Managers Group, Inc.	12,558	1,770,050
Ares Management Corp. (Class A Stock)(a)	45,914	3,729,594
LPL Financial Holdings, Inc.	27,087	4,948,253
MarketAxess Holdings, Inc.(a)	5,769	1,962,614
Morningstar, Inc.	8,536	2,331,779
MSCI, Inc.	8,254	4,150,772
S&P Global, Inc.(a)	7,729	3,170,281
Tradeweb Markets, Inc. (Class A Stock)	21,280	1,869,874
		23,933,217
Commercial Services & Supplies — 1.8%
ACV Auctions, Inc. (Class A Stock)*	32,004	473,979
Copart, Inc.*	50,475	6,333,099
		6,807,078
Communications Equipment — 2.0%
Arista Networks, Inc.*	37,388	5,196,184
F5, Inc.*	10,863	2,269,824
		7,466,008
Construction & Engineering — 1.7%
Quanta Services, Inc.(a)	46,810	6,160,664
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc.*	24,483	$3,248,649
Electrical Equipment — 2.1%
AMETEK, Inc.	28,807	3,836,516
Generac Holdings, Inc.*	13,058	3,881,621
		7,718,137
Electronic Equipment, Instruments & Components — 2.9%
Keysight Technologies, Inc.*	22,517	3,557,010
Littelfuse, Inc.	6,292	1,569,288
Trimble, Inc.*	30,755	2,218,666
Zebra Technologies Corp. (Class A Stock)*	8,590	3,553,683
		10,898,647
Energy Equipment & Services — 0.4%
Baker Hughes Co.	37,980	1,382,852
Entertainment — 1.7%
ROBLOX Corp. (Class A Stock)*(a)	23,084	1,067,404
Roku, Inc.*(a)	15,364	1,924,648
Take-Two Interactive Software, Inc.*(a)	22,041	3,388,584
		6,380,636
Health Care Equipment & Supplies — 6.3%
Cooper Cos., Inc. (The)	8,770	3,662,264
Dexcom, Inc.*	13,882	7,102,031
Hologic, Inc.*	44,067	3,385,227
IDEXX Laboratories, Inc.*	3,643	1,992,940
Insulet Corp.*	14,957	3,984,395
ResMed, Inc.	13,155	3,190,219
		23,317,076
Health Care Providers & Services — 4.2%
Acadia Healthcare Co., Inc.*	42,960	2,815,169
Amedisys, Inc.*(a)	17,413	3,000,086
Centene Corp.*	67,762	5,704,883
McKesson Corp.	13,798	4,223,981
		15,744,119
Health Care Technology — 0.4%
Teladoc Health, Inc.*(a)	19,408	1,399,899
Hotels, Restaurants & Leisure — 5.5%
Aramark	86,725	3,260,860
Booking Holdings, Inc.*	636	1,493,614
Chipotle Mexican Grill, Inc.*	3,230	5,109,957
Hilton Worldwide Holdings, Inc.*	45,050	6,835,887
Royal Caribbean Cruises Ltd.*(a)	43,181	3,617,704
		20,318,022
Household Durables — 1.6%
Garmin Ltd.	19,637	2,329,145
Helen of Troy Ltd.*(a)	18,522	3,627,348
		5,956,493
Insurance — 1.0%
Progressive Corp. (The)	32,459	3,700,001
A1

PSF MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — 1.6%
Bumble, Inc. (Class A Stock)*(a)	90,883	$2,633,789
Match Group, Inc.*	29,309	3,187,061
		5,820,850
Internet & Direct Marketing Retail — 0.3%
Chewy, Inc. (Class A Stock)*(a)	26,338	1,074,064
IT Services — 4.1%
Global Payments, Inc.	22,230	3,041,953
Globant SA*	15,610	4,090,913
MongoDB, Inc.*	11,274	5,001,034
Okta, Inc.*	15,959	2,409,170
Remitly Global, Inc.*	87,946	868,027
		15,411,097
Life Sciences Tools & Services — 3.3%
Agilent Technologies, Inc.	45,442	6,013,340
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	60,597	2,137,256
Mettler-Toledo International, Inc.*	2,970	4,078,374
		12,228,970
Machinery — 1.9%
Ingersoll Rand, Inc.	66,934	3,370,127
ITT, Inc.	28,722	2,160,181
Toro Co. (The)	18,971	1,621,831
		7,152,139
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	51,817	2,577,378
Oil, Gas & Consumable Fuels — 2.4%
Cheniere Energy, Inc.	30,021	4,162,412
EOG Resources, Inc.(a)	40,381	4,814,626
		8,977,038
Pharmaceuticals — 2.3%
Catalent, Inc.*	32,933	3,652,270
Jazz Pharmaceuticals PLC*	18,508	2,881,140
Royalty Pharma PLC (Class A Stock)	54,887	2,138,398
		8,671,808
Professional Services — 1.2%
Equifax, Inc.	19,599	4,646,923
Road & Rail — 2.0%
Lyft, Inc. (Class A Stock)*	88,903	3,413,875
Old Dominion Freight Line, Inc.	12,921	3,859,245
		7,273,120
Semiconductors & Semiconductor Equipment — 6.6%
Advanced Micro Devices, Inc.*	21,792	2,382,737
Entegris, Inc.	39,591	5,196,715
Marvell Technology, Inc.	50,072	3,590,663
SolarEdge Technologies, Inc.*	21,290	6,863,257
Teradyne, Inc.	35,223	4,164,415
Wolfspeed, Inc.*(a)	22,123	2,518,925
		24,716,712
	Shares	Value
Common Stocks (continued)
Software — 13.4%
Bill.com Holdings, Inc.*(a)	9,743	$2,209,615
Cadence Design Systems, Inc.*	29,875	4,913,243
Confluent, Inc. (Class A Stock)*(a)	40,154	1,646,314
Crowdstrike Holdings, Inc. (Class A Stock)*	24,793	5,629,995
Datadog, Inc. (Class A Stock)*	16,224	2,457,449
Five9, Inc.*(a)	18,386	2,029,814
HubSpot, Inc.*(a)	10,276	4,880,483
Palo Alto Networks, Inc.*	17,240	10,732,072
Synopsys, Inc.*	16,650	5,548,946
Trade Desk, Inc. (The) (Class A Stock)*	70,724	4,897,637
Unity Software, Inc.*(a)	15,290	1,516,921
Zscaler, Inc.*	13,419	3,237,736
		49,700,225
Specialty Retail — 3.8%
Burlington Stores, Inc.*(a)	16,560	3,016,735
CarMax, Inc.*(a)	17,670	1,704,802
National Vision Holdings, Inc.*(a)	41,720	1,817,741
O’Reilly Automotive, Inc.*	4,069	2,787,102
Tractor Supply Co.	20,749	4,842,194
		14,168,574
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.*	6,280	2,293,644
Trading Companies & Distributors — 0.3%
Air Lease Corp.	25,923	1,157,462

Total Long-Term Investments (cost $275,228,615)		360,740,329
Short-Term Investments — 18.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	11,608,734	11,608,734
PGIM Institutional Money Market Fund (cost $56,420,841; includes $56,408,656 of cash collateral for securities on loan)(b)(wa)	56,522,416	56,471,545

Total Short-Term Investments (cost $68,029,575)		68,080,279

TOTAL INVESTMENTS—115.3% (cost $343,258,190)		428,820,608

Liabilities in excess of other assets — (15.3)%		(56,877,253)

Net Assets — 100.0%		$371,943,355

A2

PSF MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,421,102; cash collateral of $56,408,656 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3